Segment and Geographic Information - Geographic Information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	$ 691,496	$ 654,599	$ 479,780
Service sales	200,242	171,827	154,442
Total sales	891,738	826,426	634,222
U.S. and Canada [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	200,778	179,126	131,283
Service sales	90,942	78,118	72,719
Total sales	291,720	257,244	204,002
Europe [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	185,598	206,994	160,927
Service sales	59,124	54,319	46,467
Total sales	244,722	261,313	207,394
Asia Pacific Region and Rest of World [Member]
Revenues from External Customers and Long-Lived Assets [Line Items]
Product sales	305,120	268,479	187,570
Service sales	50,176	39,390	35,256
Total sales	$ 355,296	$ 307,869	$ 222,826